Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
	Place of incorporation	Interest %	Principal activity

Burcon NutraScience (MB) Corp.	Manitoba, Canada	100	Research and development

Burcon NutraScience Holdings Corp.	Canadian federally incorporated	100	Investment holding

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Equipment	20% declining balance
Computer equipment	30% declining balance
Leasehold improvements	Straight-line over lease term
Right-of-use assets	Straight-line over lease term